Long-term debt - Narrative (Detail)							1 Months Ended			12 Months Ended
	Jan. 18, 2022 USD ($)	Oct. 13, 2020 USD ($) unsecuredBond creditFacility	Jul. 31, 2020 USD ($)	Jun. 01, 2020 USD ($)	Apr. 30, 2020 USD ($)	Feb. 15, 2020 USD ($)	Dec. 31, 2021 CLP ($)	Jun. 30, 2021 USD ($) tradingDay $ / shares shares	Dec. 31, 2020 CLP ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) utilityNote	Dec. 31, 2020 CAD ($) utilityNote	Feb. 15, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CLP ($)	Dec. 20, 2021 USD ($)	Oct. 26, 2021 USD ($)	Apr. 09, 2021 CAD ($)	Apr. 09, 2021 $ / shares	Feb. 15, 2021 CAD ($)	Nov. 08, 2020 USD ($) termLoanFacility	Oct. 13, 2020 CLP ($) creditFacility	Oct. 05, 2020 creditFacility	Sep. 23, 2020 USD ($)	Jun. 30, 2020 USD ($) creditFacility	Feb. 24, 2020 USD ($)	Feb. 14, 2020 CAD ($)	May 23, 2019 USD ($)
Debt Instrument [Line Items]
Short-term debt										$ 478,248,000
Line of credit facility, remaining borrowing capacity										$ 1,086,000
Green Equity Units issued (in shares) | shares								23,000,000
Green Equity Units, stated value (in USD per share) | $ / shares										$ 50
Green Equity Units, beneficial ownership interest in remarketable senior note (percent)										5.00%				5.00%	5.00%
Green Equity Units, annual distributions (percent)								7.75%
Green Equity Units, share purchase contract, interest rate (percent)								6.57%
Contract Adjustment Payments, Excluding Interest								$ 222,378,000		$ 222,378,000
Contract adjustment payments, accretion period								3 years
Number of trading days included in average price of common shares | tradingDay								20
Debt instrument, convertible debt, conversion ration to common shares								2.7778
Green Equity Unit, threshold appreciation price per share (in USD per share) | $ / shares								$ 18
Green Equity Units, maximum settlement rate under the purchase contracts								3.3333
Green Equity Units, price per share included in maximum settlement rate calculation (in USD per share) | $ / shares								$ 15
Share price (in dollars per share) | $ / shares																			$ 999.92
Interest on long-term debt										49,806,000	$ 50,486,000
Interest expense during the year on long-term liabilities										159,545,000	$ 175,358,000
Subsequent Event
Debt Instrument [Line Items]
Par value	$ 320,000
Debt instrument, effective interest rate	4.95%
Debt instrument, term	10 years
New York Water Company, Inc
Debt Instrument [Line Items]
Business acquisitions, purchase price allocation, subsequent years, remaining adjustments										$ 610,400,000
Kentucky Power Company
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																	$ 2,725,000,000
Senior unsecured bank credit facilities | Line of Credit
Debt Instrument [Line Items]
Debt repaid upon maturity												$ 135,000,000
Senior Unsecured Debentures Due February 2050
Debt Instrument [Line Items]
Par value																		$ 1,000
Junior Subordinated Notes Series 2022-B Due January 18, 2082 | Subsequent Event
Debt Instrument [Line Items]
Par value	$ 750,000
Interest rate (percent)	4.75%
Junior Subordinated Notes Series 2022-A Due January 18, 2082 | Subsequent Event
Debt Instrument [Line Items]
Par value	$ 400,000
Interest rate (percent)	5.25%
Senior Unsecured Debt
Debt Instrument [Line Items]
Debt repaid upon maturity			$ 25,000,000	$ 100,000,000	$ 100,000,000	$ 6,500,000
Senior Unsecured Debt | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Par value														$ 1,400,669,000				400,000,000		$ 150,000,000
Weighted average coupon										3.81%				3.81%	3.81%
Senior Unsecured Debt | Canadian dollar Senior unsecured notes | Subsequent Event
Debt Instrument [Line Items]
Par value													$ 200,000
Senior Unsecured Debt | Senior Unsecured Syndicated Revolving Credit Facility Maturing On July 12, 2024 | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 500,000,000
Senior Unsecured Debt | Senior Unsecured Syndicated Revolving Credit Facility Maturing On February 23, 2023 | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										500,000,000
Senior Unsecured Debt | Senior Unsecured Syndicated Revolving Credit Facility Maturing On October 6, 2023 | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										500,000,000
Senior Unsecured Debt | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Par value																$ 1,100,000,000
Senior Unsecured Debt | Senior Unsecured Revolving Credit Facilities | Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																										$ 350,000,000
Senior Unsecured Debt | Senior Unsecured Revolving Credit Facilities | Ascendant | Revolving Credit Facility
Debt Instrument [Line Items]
Debt assumed in acquisition																					$ 62,654,000
Senior Unsecured Debt | Senior unsecured bank credit facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																									$ 1,600,000,000
Number of new credit facilities | creditFacility																							2		3
Senior Unsecured Debt | Senior unsecured bank credit facilities | Ascendant | Revolving Credit Facility
Debt Instrument [Line Items]
Debt assumed in acquisition																					$ 97,029,000
Number of new credit facilities | termLoanFacility																					2
Senior Unsecured Debt | Senior unsecured bank credit facilities | ESSAL | Revolving Credit Facility
Debt Instrument [Line Items]
Debt assumed in acquisition		$ 55,786,000																				$ 44,408,558,000
Number of new credit facilities | creditFacility		7																				7
Senior Unsecured Debt | U.S. dollar Senior unsecured notes
Debt Instrument [Line Items]
Par value										$ 1,700,000,000														$ 600,000,000
Weighted average coupon										3.46%				3.46%	3.46%
Interest rate (percent)																								2.05%
Senior Unsecured Debt | Senior Unsecured Debentures Due February 2050
Debt Instrument [Line Items]
Par value																		$ 400,000,000									$ 200,000,000
Interest rate (percent)																		2.85%									3.315%
Senior Unsecured Debt | Chilean Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Par value															$ 1,753,000
Weighted average coupon										4.18%				4.18%	4.18%
Number of debt instruments repaid | unsecuredBond		2
Senior Unsecured Debt | Chilean Senior Unsecured Utility Notes | ESSAL
Debt Instrument [Line Items]
Debt assumed in acquisition		$ 82,320,000																				$ 1,926,000
Senior Unsecured Debt | Chilean Senior Unsecured Utility Notes, Series B | ESSAL
Debt Instrument [Line Items]
Repayments of unsecured debt							$ 116,000		$ 58,000
Interest rate (percent)		6.00%																				6.00%
Senior Unsecured Debt | Chilean Senior Unsecured Utility Notes, Series C | ESSAL
Debt Instrument [Line Items]
Interest rate (percent)		2.80%																				2.80%
Senior Unsecured Debt | U.S. dollar Subordinated unsecured notes
Debt Instrument [Line Items]
Par value										$ 637,500,000																		$ 350,000,000
Weighted average coupon										6.50%				6.50%	6.50%
Senior Unsecured Debt | U.S. Dollar Senior Unsecured Notes (Green Equity Units)
Debt Instrument [Line Items]
Par value										$ 1,150,000,000
Proceeds from Green Equity Units								$ 1,150,000,000
Weighted average coupon								1.18%		1.18%				1.18%	1.18%
Senior Secured Utility Bonds
Debt Instrument [Line Items]
Number of debt instruments repaid | utilityNote											2	2
Senior Secured Utility Bonds | Senior Unsecured Utility Note One
Debt Instrument [Line Items]
Debt repaid upon maturity											$ 45,000,000
Senior Secured Utility Bonds | Senior Unsecured Utility Note Two
Debt Instrument [Line Items]
Debt repaid upon maturity											$ 30,000,000